Income taxes (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Tax effect on changes in fair value of other investments	₨ (411)	₨ 1,370	₨ (499)
Tax effect on foreign currency translation differences	14	(17)	148
Tax effect on effective portion of change in fair value of cash flow hedges	(69)	41	(60)
Tax effect on actuarial gains/losses on defined benefit obligations	(3)	(12)	14
Current and deferred tax relating to items credited (charged) directly to equity	₨ (469)	₨ 1,382	₨ (397)